Note 11 - Share-Based Awards Plan (Details)								1 Months Ended	5 Months Ended	12 Months Ended
	Dec. 25, 2014 USD ($) $ / shares shares	Feb. 05, 2013 USD ($) shares	May. 23, 2012 USD ($) $ / shares shares	Dec. 11, 2009 $ / shares shares	Sep. 17, 2007 $ / shares shares	Jan. 31, 2007 $ / shares shares	Apr. 18, 2001 $ / shares shares	Feb. 28, 2014 shares	Dec. 31, 2013 shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2015 USD ($) shares	Dec. 31, 2014 CNY (¥)	Dec. 31, 2014 USD ($) $ / shares	Dec. 31, 2013 CNY (¥) shares	Dec. 31, 2013 $ / shares	Dec. 31, 2012 $ / shares shares	Dec. 31, 2011 shares	Dec. 31, 2015 USD ($)	Dec. 07, 2015 shares	Aug. 15, 2013 shares	Dec. 20, 2011 shares
Note 11 - Share-Based Awards Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period, Intrinsic Value (in Dollars) | $											$ 1,242,486		$ 2,080
Allocated Share-based Compensation Expense										¥ 2,000,000	300,000	¥ 3,300,000		¥ 1,500,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Not yet Recognized, Stock Options										1,700,000								$ 300,000
Proceeds from Stock Options Exercised										¥ 7,023,415	$ 1,084,229	55,805
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period								2,000		224,075	224,075			0		0
The 2009 Plan [Member]
Note 11 - Share-Based Awards Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period				3 years
Share-based Compensation Arrangement by Share-based Payment Award, Vested on Day of Grant, Percentage				25.00%
The 2011 Plan [Member]
Note 11 - Share-Based Awards Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			3 years
Share-based Compensation Arrangement by Share-based Payment Award, Vested on Day of Grant, Percentage			25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																					393,745
The 2013 Plan [Member]
Note 11 - Share-Based Awards Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																				387,454
The 2015 Plan [Member]
Note 11 - Share-Based Awards Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Number of Shares Authorized																			500,000
Employee Stock Option [Member]
Note 11 - Share-Based Awards Plan (Details) [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares													$ 2.21
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share) | $ / shares																$ 1.91
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested in Period, Fair Value										¥ 1,200,000	$ 200,000	1,700,000		¥ 600,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized, Period for Recognition										1 year 357 days	1 year 357 days
Employee Stock Option [Member] | The 2001 Plan [Member]
Note 11 - Share-Based Awards Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross							59,063
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares							$ 4.71
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period							11 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period							5 years
Employee Stock Option [Member] | The 2005 Plan I [Member]
Note 11 - Share-Based Awards Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross						65,875
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares						$ 25.42
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period						10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period						5 years
Employee Stock Option [Member] | The 2005 Plan II [Member]
Note 11 - Share-Based Awards Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			8,000		65,800
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares			$ 4.56		$ 11.71
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			2 years 222 days		10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					5 years
Share-based Compensation Arrangement by Share-based Payment Award, Vested on Day of Grant, Percentage			100.00%
Employee Stock Option [Member] | The 2009 Plan [Member]
Note 11 - Share-Based Awards Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	40,000			175,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 4.39			$ 6.55
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	4 years			10 years
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Vested on Day of Grant, Percentage	25.00%
Employee Stock Option [Member] | The 2011 Plan [Member]
Note 11 - Share-Based Awards Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross			253,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares			$ 4.56
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			8 years 222 days
Employee Stock Option [Member] | The 2013 Plan [Member]
Note 11 - Share-Based Awards Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	296,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in Dollars per share) | $ / shares	$ 4.39
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	8 years
Employee Stock Option [Member] | Senior Management [Member] | The 2013 Plan [Member]
Note 11 - Share-Based Awards Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Vested on Day of Grant, Percentage	25.00%
Restricted Stock [Member]
Note 11 - Share-Based Awards Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value (in Dollars per share) | $ / shares													$ 4.39		$ 3.72	$ 3.60
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Fair Value										¥ 800,000	$ 100,000	¥ 1,600,000		¥ 900,000
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized										¥ 1,100,000								$ 200,000
Restricted Stock [Member] | The 2009 Plan [Member]
Note 11 - Share-Based Awards Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Vested on Day of Grant, Percentage	25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Cash Consideration (in Dollars) | $	$ 0
Restricted Stock [Member] | The 2011 Plan [Member]
Note 11 - Share-Based Awards Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period																	2,011
Restricted Stock [Member] | The 2013 Plan [Member]
Note 11 - Share-Based Awards Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period									2,013
Restricted Stock [Member] | Director [Member] | The 2009 Plan [Member]
Note 11 - Share-Based Awards Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period			3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period			51,000	84,000
Share-based Compensation Arrangement by Share-based Payment Award, Vested on Day of Grant, Percentage			25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Cash Consideration (in Dollars) | $			$ 0
Restricted Stock [Member] | Senior Management [Member] | The 2009 Plan [Member]
Note 11 - Share-Based Awards Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	25,000		3,000	69,000
Share-based Compensation Arrangement by Share-based Payment Award, Vested on Day of Grant, Percentage			100.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Cash Consideration (in Dollars) | $			$ 0
Restricted Stock [Member] | Senior Management [Member] | The 2011 Plan [Member]
Note 11 - Share-Based Awards Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	68,004	10,000	134,000
Share-based Compensation Arrangement by Share-based Payment Award, Vested on Day of Grant, Percentage	25.00%	25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Cash Consideration (in Dollars) | $	$ 0	$ 0
Restricted Stock [Member] | Senior Management [Member] | The 2013 Plan [Member]
Note 11 - Share-Based Awards Plan (Details) [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period	3 years
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period	44,454
Share-based Compensation Arrangement by Share-based Payment Award, Vested on Day of Grant, Percentage	25.00%
Share-based Compensation Arrangement by Share-based Payment Award, Award Cash Consideration (in Dollars) | $	$ 0